Deal Name	TMFT 2017-RJ1
Start - End Dates:	5/10/2017 - 6/8/2017
Deal Loan Count:	280

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	xxx	Loan documents do not meet guideline requirements	1
Property Valuations	Appraisal	xxx	Appraisal includes one or more issue(s)	1
Total				2

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